Reverse Merger	12 Months Ended
Dec. 31, 2014
Reverse Merger [Abstract]
Reverse Merger [Text Block]

Note 2. Reverse Merger

The Company entered into an Agreement and Plan of Reorganization (the “Merger Agreement”) as of August 17, 2013. Pursuant to the Merger Agreement, on the closing date of December 20, 2013 (the “Closing”), the former Tecnoglass Holding shareholders, through an intermediary entity, received, as consideration for all ordinary shares of Tecnoglass Holding they held: (i) an aggregate of 20,567,141 ordinary shares of the Company, par value $0.0001 per share (“Ordinary Shares”) at the Closing; and (ii) up to an aggregate of 3,000,000 additional Ordinary Shares (“Earnout Shares”) of the Company to be released after the Closing as described below. At the Closing, the Company had 3,647,529 ordinary shares outstanding with a net tangible book value of ($3,526). The net tangible book value consisted of a stock subscription receivable aggregating $6,610, amount due from the transfer agent of $15,909, liabilities of $139 and a warrant liability of $25,906. The balance due from the transfer agent is net of $22,915 paid, from the proceeds of $42,740 held in the trust account, to the holders of 2,251,853 public shares electing not to participate in the business combination. In addition, transaction expenses of approximately $3.9 million were also paid. The balance of $15,909 is available for working capital and is classified on the balance sheet at December 31, 2013 as Due from Transfer Agent. The funds were received from the Transfer Agent in January 2014. Prior to the business combination the Company entered into subscription agreements with two investors pursuant to which such investors purchased 649,382 ordinary shares of for an aggregate price of $6,610. As of December 31, 2013 such amount has been classified as a subscription receivable. The proceeds were received in January 2014.
The Merger Agreement was accounted for as a reverse merger and recapitalization where Tecnoglass Holding was the acquirer and TGI was the acquired company. Accordingly, the historical financial statements presented are the consolidated financial statements of Tecnoglass Holding. The ordinary shares and the corresponding capital amounts of the Company pre-merger have been retroactively restated as ordinary shares reflecting the exchange ratio in the merger.
The Earnout Shares have been issued and placed in escrow to be released to the former shareholders of Tecnoglass Holding’s upon the achievement of specified share price targets or targets based on Tecnoglass Holding’s net earnings before interest income or expense, income taxes, depreciation, amortization and any expenses arising solely from the Merger charged to income (“EBITDA”) in the fiscal years ending December 31, 2014, 2015 or 2016. The following table sets forth the targets and the number of Earnout Shares issuable to the former shareholders of Tecnoglass Holding’s upon the achievement of such targets:

	Ordinary Share Price Target	EBITDA Target		Number of Earnout Shares
		Minimum	Maximum	Minimum	Maximum
Fiscal year ending 12/31/14	$12.00 per share	$30,000	$36,000	416,667	500,000
Fiscal year ending 12/31/15	$13.00 per share	$35,000	$40,000	875,000	1,000,000
Fiscal year ending 12/31/16	$15.00 per share	$40,000	$45,000	1,333,333	1,500,000
If either the ordinary share target or the maximum EBITDA target is met in any fiscal year, the former shareholders of Tecnoglass Holding’s receive the maximum number of Earnout Shares indicated for the year.
In the event the ordinary share target is not met but the combined company’s EBITDA falls within the minimum and maximum EBITDA target for a specified year, the number of Earnout Shares to be issued will be interpolated between such targets.
In the event neither the ordinary share target nor the minimum EBITDA target is met in a particular year, but a subsequent year’s share price or EBITDA target is met, the former shareholders of Tecnoglass Holding’s will earn the Earnout Shares for the previous year as if the prior year’s target had been met.
The Company and the former shareholders of Tecnoglass Holdings have agreed to indemnify and hold harmless the other for their inaccuracies or breaches of the representations and warranties or for the non-fulfillment or breach of any covenant or agreement contained in the Merger Agreement and for certain other matters. To provide a fund for payment to the Company with respect to its post-closing rights to indemnification under the Merger Agreement, an aggregate of 890,000 of the Ordinary Shares issuable to the Tecnoglass Holding shareholders were placed in escrow with an independent escrow agent at closing. The escrow fund will be the sole remedy for the Company for its rights to indemnification under the Merger Agreement. On the date that is the earlier of (i) 30 days after the date on which the Company has filed its Annual Report on Form 10-K for its 2014 fiscal year or (ii) June 30, 2015, the shares remaining in such escrow fund will be released to the former shareholders of Tecnoglass Holding’s except for any shares subject to pending claims and certain other matters.